Expense Example - Federated Hermes Mortgage Strategy Portfolio - Federated Hermes Mortgage Strategy Portfolio	Feb. 28, 2021 USD ($)
Expense Example:
1 Year	$ 2
3 Years	6
5 Years	11
10 Years	$ 26